Document And Entity Information	Jul. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	ACELRX PHARMACEUTICALS, INC.
Document, Type	8-K/A
Document, Period End Date	Jul. 15, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35068
Entity, Tax Identification Number	41-2193603
Entity, Address, Address Line One	25821 Industrial Blvd., Suite 400
Entity, Address, City or Town	Hayward
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94545
City Area Code	650
Local Phone Number	216-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ACRX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 07-15-22
Amendment Flag	true
Entity, Central Index Key	0001427925